CONTINGENCIES AND COMMITMENTS (Tables)	3 Months Ended
Nov. 30, 2020
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$ 104	$ 179	$ 22	$ -	$ 305
Convertible Notes (Note 6)[1]	1,374	21,364	—	—	22,738
Sprott Facility (Note 5)[1,2]	17,810	—	—	—	17,810
Totals	$ 19,288	$ 21,543	$ 22	$ —	$ 40,853

[1] Includes unamortized deferred finance fees.

[2] The Company has the right to defer payment for one year